Pension, Health Care and Postretirement Benefits Other Than Pensions - Summary of the Fair Value of the Defined Benefit Pension Plan Assets (Details) - Defined Benefit Pension - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	$ 864,151	$ 935,081	$ 701,791
Total investments	1,030,527	1,468,642	1,012,021
Fair Value Measured at NAV or Equivalent
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV or its equivalent	166,376	533,561	310,230
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	586,759	556,727	465,820
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	277,392	378,354	235,971
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy
Equity investments
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	215,812	514,983	393,045
Equity investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	123,982	409,911	321,152
Equity investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	91,830	105,072	71,893
Equity investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy
Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	609,926	380,902	294,103
Fixed income investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	462,777	146,816	144,668
Fixed income investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	147,149	234,086	149,435
Fixed income investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy
Other assets
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	38,413	39,196	14,643
Other assets | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy
Other assets | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	38,413	39,196	14,643
Other assets | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy